Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	20 years
Estimated residual value	10.00%
Machinery and Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	10 years
Estimated residual value	10.00%
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Estimated residual value	10.00%
Electronic Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Estimated residual value	10.00%
Office Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	3 years
Estimated residual value	10.00%
Inspection Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Estimated residual value	10.00%